Business Combination - Narrative (Q2) (Details) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	May 01, 2018	Apr. 27, 2018	Nov. 01, 2017	May 19, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Aug. 31, 2015
Business Acquisition [Line Items]
Cash consideration paid			$ 15,826,000
Pro-forma revenue									$ 5,000,000
Pro-forma net income									200,000
Goodwill			38,047,000							$ 42,873,689
Pro forma revenue, acquisition									24,900,000
Pro forma net income (loss)									947,000
Fair value adjustment					$ 11,000
Atlantic Capital Bank, N.A. [Member]
Business Acquisition [Line Items]
Cash consideration paid				$ 1,183,007
Pro-forma revenue					381,000		$ 754,000		903,311
Pro-forma net income					105,000		194,000		$ 63,385
Goodwill				$ 660,000
Capstone Bancshares Inc. [Member]
Business Acquisition [Line Items]
Cash consideration paid			$ 15,826,000
Pro-forma revenue					7,600,000		14,500,000
Pro-forma net income					$ 3,400,000		6,000,000
Exchange of shares			0.85
Cash payment per share (in dollars per share)			$ 18.50
Percentage of common stock consideration transferred			80.00%
Percentage of cash consideration transferred			20.00%
Voting interests acquired			74.00%
Goodwill			$ 38,047,000
Pro forma revenue, acquisition						$ 6,200,000		$ 12,500,000
Pro forma net income (loss)						237,000		473,000
Estimated common stock issued (in shares)			2,908,094
Market price of SMBK common stock (in dollars per share)			$ 23.49
Tennessee Bancshares [Member]
Business Acquisition [Line Items]
Cash consideration paid	$ 5,000
Pro-forma revenue							2,400,000
Pro-forma net income							800,000
Voting interests acquired	88.60%
Goodwill	$ 15,728,000
Pro forma revenue, acquisition						3,700,000		7,300,000
Pro forma net income (loss)						$ 909,000		$ 1,800,000
Common shares converted (in shares)	0.8065
Estimated common stock issued (in shares)	1,458,981
Consecutive trading days		10 days
Market price of SMBK common stock (in dollars per share)	$ 23.85
Weighted Average [Member] | Tennessee Bancshares [Member]
Business Acquisition [Line Items]
Market price of SMBK common stock (in dollars per share)		$ 23.92
Pro Forma [Member] | Capstone Bancshares Inc. [Member]
Business Acquisition [Line Items]
Expenses							4,600,000
Pro Forma [Member] | Tennessee Bancshares [Member]
Business Acquisition [Line Items]
Expenses							$ 1,300,000